Expense Example, No Redemption	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 10 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 10 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 10 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 10 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 1 Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 3 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 5 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 10 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 1 Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 3 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 5 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 10 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 1 Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 3 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 5 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 10 Years	Prospectus #4 Eaton Vance Global Bond Fund Class A 1 Year	Prospectus #4 Eaton Vance Global Bond Fund Class A 3 Years	Prospectus #4 Eaton Vance Global Bond Fund Class A 5 Years	Prospectus #4 Eaton Vance Global Bond Fund Class A 10 Years	Prospectus #4 Eaton Vance Global Bond Fund Class C 1 Year	Prospectus #4 Eaton Vance Global Bond Fund Class C 3 Years	Prospectus #4 Eaton Vance Global Bond Fund Class C 5 Years	Prospectus #4 Eaton Vance Global Bond Fund Class C 10 Years	Prospectus #4 Eaton Vance Global Bond Fund Class I 1 Year	Prospectus #4 Eaton Vance Global Bond Fund Class I 3 Years	Prospectus #4 Eaton Vance Global Bond Fund Class I 5 Years	Prospectus #4 Eaton Vance Global Bond Fund Class I 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 10 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class A 1 Year	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class A 3 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class A 5 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class A 10 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class C 1 Year	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class C 3 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class C 5 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class C 10 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class I 1 Year	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class I 3 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class I 5 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class I 10 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class R 1 Year	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class R 3 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class R 5 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class R 10 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 10 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class I 10 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 10 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 10 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class A 1 Year	Prospectus #7 Eaton Vance Global Income Builder Fund Class A 3 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class A 5 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class A 10 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class C 1 Year	Prospectus #7 Eaton Vance Global Income Builder Fund Class C 3 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class C 5 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class C 10 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class I 1 Year	Prospectus #7 Eaton Vance Global Income Builder Fund Class I 3 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class I 5 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class I 10 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class R 1 Year	Prospectus #7 Eaton Vance Global Income Builder Fund Class R 3 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class R 5 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class R 10 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class A 1 Year	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class A 3 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class A 5 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class A 10 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class C 1 Year	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class C 3 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class C 5 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class C 10 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class I 1 Year	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class I 3 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class I 5 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class I 10 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A 1 Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A 3 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A 5 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A 10 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C 1 Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C 3 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C 5 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C 10 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I 1 Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I 3 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I 5 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I 10 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A 1 Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A 3 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A 5 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A 10 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C 1 Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C 3 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C 5 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C 10 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I 1 Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I 3 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I 5 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I 10 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 1 Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 3 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 5 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 10 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class A 1 Year	Prospectus #11 Parametric Tax-Managed International Equity Fund Class A 3 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class A 5 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class A 10 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class C 1 Year	Prospectus #11 Parametric Tax-Managed International Equity Fund Class C 3 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class C 5 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class C 10 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class I 1 Year	Prospectus #11 Parametric Tax-Managed International Equity Fund Class I 3 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class I 5 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class I 10 Years
USD ($)	429	652	894	1,586	183	571	983	1,939	82	260	453	1,012	132	416	722	1,588	79	246	428	954	302	465	643	1,158	139	434	750	1,482	53	167	291	653	130	406	702	1,545	451	718	1,004	1,820	182	563	970	1,971	105	328	569	1,259	100	312	542	1,201	105	328	569	1,259	427	642	875	1,543	182	563	970	1,905	80	249	433	966	75	233	406	906	106	331	574	1,271	428	645	880	1,555	182	563	970	1,908	80	249	433	966	76	237	411	918	439	682	943	1,688	189	585	1,006	1,997	88	274	477	1,061	425	737	1,072	2,017	174	641	1,135	2,318	73	332	612	1,411	469	794	1,142	2,123	219	699	1,205	2,421	118	392	686	1,524	169	547	949	2,075	115	383	670	1,490	434	663	911	1,622	183	566	975	1,932	82	255	444	990	131	409	708	1,556	75	233	406	906	434	666	917	1,633	189	585	1,006	1,984	88	274	477	1,061	138	431	745	1,635	647	904	1,180	1,968	204	630	1,083	2,144	103	322	558	1,236	637	874	1,130	1,860	195	603	1,037	2,046	93	290	504	1,120	646	901	1,175	1.957	203	627	1,078	2,134	632	859	1,104	1,806	189	585	1,006	1,984	88	274	477	1,061	636	871	1,125	1,849	193	597	1,026	2,027	92	287	498	1,108	638	877	1,135	1,871	195	603	1,037	2,048	94	293	509	1,131	145	449	776	1,702	655	990	1,348	2,353	213	720	1,253	2,527	112	414	737	1,654	414	603	807	1,397	168	520	897	1,754	66	208	362	810	420	621	839	1,465	174	539	928	1,821	73	227	395	883	66	208	362	810	626	910	1,215	2,078	183	637	1,118	2,254	82	329	595	1,356